Income Tax - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Income Tax [Line items]
Applicable tax rate	25.00%	25.00%	25.00%
Deferred tax income	€ 20,599	€ 23,814	€ 27,781
Cumulative earnings	765,905	417,578
Subsidiaries
Income Tax [Line items]
Cumulative earnings	€ 704,000	€ 597,500
Jersey
Income Tax [Line items]
Applicable tax rate	0.00%	0.00%	0.00%
German
Income Tax [Line items]
Deferred tax income	€ 11,600